Fair Value Measurements - Roll forward for the Level 3 investments (Details) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurements
FPA liability at June 30, 2023 (unaudited)		$ 144,770
Fair Value Recurring Basis Unobservable Input Reconciliation Asset Gain Loss Statement Of Income Extensible List Not Disclosed Flag					true
Warrant
Fair Value Measurements
New FPA - liability April 17, 2023				$ (269,667)
Working capital loan at beginning balance			$ 1,066,667	26,260,000	$ 21,063,972
Working capital loan at ending of balance	$ 21,063,972			21,063,972	1,066,667
Level 3
Fair Value Measurements
FPA assets at the beginning balance		1,035,264	353,731		1,002,789
Change in fair value of FPA	232,789		681,533		(649,058)
Expiration of FPA asset April 17, 2023		(1,035,264)
New FPA - liability April 17, 2023		(144,770)
FPA liability at June 30, 2023 (unaudited)		(144,770)
FPA assets at the ending balance	1,002,789		1,035,264	1,002,789	353,731
Working capital loan at beginning balance		2,234,300	1,500,000
Issuance of loan		455,700	734,300		1,500,000
Working capital loan at ending of balance		$ 2,690,000	$ 2,234,300		$ 1,500,000
Transfers from Level 3 to Level 1 investments				14,000,000
Warrants issued on April 12, 2021 (unaudited)				103,000
Transfer from Level 3 to Level 2 investments				(8,000,000)
Level 3 Warrant liabilities at December 31, 2021	$ 1,002,789			1,002,789
Level 3 | Warrant
Fair Value Measurements
Working capital loan at beginning balance				$ 26,260,000